Organization (Details)	12 Months Ended
Jun. 30, 2022
Hywin Wealth Global Limited
Variable Interest Entity [Line Items]
Percentage of ownership	100.00%
Hywin Wealth International Limited
Variable Interest Entity [Line Items]
Percentage of ownership	100.00%
Hywin Enterprise Management Consulting (Shanghai) Co., Ltd.
Variable Interest Entity [Line Items]
Percentage of ownership	100.00%
Hywin Wealth Management Co., Ltd.
Variable Interest Entity [Line Items]
Percentage of ownership	100.00%
Shanghai Hywin Network Technology Co., Ltd.
Variable Interest Entity [Line Items]
Percentage of ownership	100.00%
Shenzhen Panying Asset Management Co., Ltd.
Variable Interest Entity [Line Items]
Percentage of ownership	100.00%
Hywin Fund Distribution Co., Ltd.
Variable Interest Entity [Line Items]
Percentage of ownership	100.00%
Shanghai Ziji Information Technology Co., Ltd.
Variable Interest Entity [Line Items]
Percentage of ownership	100.00%
Haiyin Wealth Management (Hong Kong) Limited
Variable Interest Entity [Line Items]
Percentage of ownership	100.00%
Haiyin Insurance (Hong Kong) Co., Limited
Variable Interest Entity [Line Items]
Percentage of ownership	100.00%
Hywin International Insurance Broker Limited
Variable Interest Entity [Line Items]
Percentage of ownership	100.00%
Haiyin International Asset Management Limited
Variable Interest Entity [Line Items]
Percentage of ownership	100.00%
Hywin Asset Management (Hong Kong) Limited
Variable Interest Entity [Line Items]
Percentage of ownership	100.00%
Shanghai Yulan Real Estate Co., Ltd.
Variable Interest Entity [Line Items]
Percentage of ownership	100.00%
Shanghai Suxiao Real Property Co., Ltd.
Variable Interest Entity [Line Items]
Percentage of ownership	100.00%
Shanghai Danxiao Real Property Co. Ltd.
Variable Interest Entity [Line Items]
Percentage of ownership	100.00%
Shanghai Biyu Real Property Co., Ltd.
Variable Interest Entity [Line Items]
Percentage of ownership	100.00%
Hywin Health Management (Shanghai) Co., Ltd
Variable Interest Entity [Line Items]
Percentage of ownership	100.00%
Grand Doctor Medical Co., Ltd.
Variable Interest Entity [Line Items]
Percentage of ownership	65.30%